Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Sales (Notes 8B1)	$ 13,720	[1]	$ 11,400	[1]	$ 8,655	[1]
Cost of sales (Notes 5A and 8B2)	7,489	[1]	6,319	[1]	4,710	[1]
Gross profit	6,231		5,081		3,945
Operating expenses:
Research and development, gross	1,871	[1]	1,976	[1]	3,158	[1]
Less - royalty-bearing participation (Note 5A)		[1]	(73)	[1]	(206)	[1]
Research and development, net	1,871	[1]	1,903	[1]	2,952	[1]
Sales and marketing	5,684	[1]	4,581	[1]	5,268	[1]
General and administrative	2,463	[1]	2,012	[1]	2,065	[1]
Total operating expenses	10,018	[1]	8,496	[1]	10,285	[1]
Operating loss	(3,787)		(3,415)		(6,340)
Financing loss, net (Note 8B3)	(102)	[1]	(71)	[1]	(110)	[1]
Other income (Note 9)	32
Loss before income tax expense	(3,857)		(3,486)		(6,450)
Taxes on income (Note 7)
Net loss for the year	$ (3,857)		$ (3,486)		$ (6,450)
Net loss per share (Note 2Q):
Basic and diluted net loss per ordinary share (US$)	$ (0.88)		$ (1.1)		$ (2.48)
Weighted average number of ordinary shares used to compute basic and diluted net loss per ordinary share	4,378,942		3,171,124		2,604,428

[1]	See Note 9B for transactions with related parties.